Earnings Per Share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic And Diluted, By Common Class, Including Two Class Method [Line Items]
Income available to common shareholders	$ 35,936	$ 30,892	$ 16,227	$ 22,395	$ 25,604	$ 23,192	$ 15,590	$ 717	$ 105,450	$ 65,103	$ 76,395
Earnings to common shareholders - basic									103,798	63,897	74,952
Earnings to common shareholders - diluted									103,765	63,894	74,958
Weighted average shares outstanding - basic									31,307	29,052	28,901
Potential common shares									126	53	57
Weighted average shares outstanding - diluted									31,433	29,105	28,958
Weighted average shares outstanding - unvested restricted stock									518	553	553
Earnings per common share - Basic	$ 1.08	$ 0.93	$ 0.53	$ 0.75	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 3.32	$ 2.20	$ 2.59
Earnings per common share - Diluted	$ 1.07	$ 0.92	$ 0.53	$ 0.75	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 3.30	$ 2.20	$ 2.59
Unvested Restricted Stock [Member]
Earnings Per Share, Basic And Diluted, By Common Class, Including Two Class Method [Line Items]
Earnings to unvested restricted stock									(1,652)	(1,206)	(1,443)
Earnings reallocated to unvested restricted stock									$ (33)	$ (3)	$ 6
Earnings per common share - Basic									$ 3.19	$ 2.18	$ 2.61
Earnings per common share - Diluted									$ 3.13	$ 2.18	$ 2.60